As filed with the Securities and Exchange Commission on February 18, 2011

File No. 033-09504
File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

POST-EFFECTIVE AMENDMENT NO. 76  ☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

AMENDMENT NO. 78  ☒

SEI INSTITUTIONAL MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered   Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☒          immediately upon filing pursuant to paragraph (b)

☐            on [date] pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on [date] pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 76 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of February, 2011.

SEI Institutional Managed Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	February 18, 2011
Rosemarie B. Greco

*	Trustee	February 18, 2011
William M. Doran

*	Trustee	February 18, 2011
George J. Sullivan, Jr.

*	Trustee	February 18, 2011
Nina Lesavoy

*	Trustee	February 18, 2011
James M. Williams

*	Trustee	February 18, 2011
Mitchell A. Johnson

*	Trustee	February 18, 2011
Hubert L. Harris, Jr.

/s/ Robert A. Nesher	Trustee, President & Chief	February 18, 2011
Robert A. Nesher	Executive Officer

/s/ Stephen F. Panner	Controller & Chief	February 18, 2011
Stephen F. Panner	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Documen
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document